YieldMax Crypto Industry & Tech Portfolio Option Income ETF
Schedule of Investments
April 30, 2025 (Unaudited)

COMMON STOCKS - 74.3%		Shares	Value
Banks - 4.8%
NU Holdings Ltd./Cayman Islands - Class A (a)(b)		318,467	$3,958,545

Commercial Services - 1.0%
Block, Inc. - Class A (a)(b)		14,081	823,316

Diversified Financial Services - 10.0%
Coinbase Global, Inc. - Class A (a)(b)		40,371	8,190,872

Internet - 10.3%
MercadoLibre, Inc. (a)(b)		1,575	3,671,089
Opera Ltd. - ADR (b)		203,990	3,482,109
Robinhood Markets, Inc. - Class A (a)(b)		25,989	1,276,320
			8,429,518

Investment Companies - 27.2%(c)
Bitdeer Technologies Group - Class A (a)(b)		188,959	1,808,338
Cipher Mining, Inc. (a)(b)		235,051	669,895
Cleanspark, Inc. (a)(b)		729,726	5,961,861
Core Scientific, Inc. (a)(b)		438,348	3,550,619
Hut 8 Corp. (a)(b)		280,112	3,448,179
MARA Holdings, Inc. (a)(b)		249,455	3,335,213
Riot Platforms, Inc. (a)(b)		474,447	3,434,996
			22,209,101

Retail - 2.5%
GameStop Corp. - Class A (a)(b)		72,923	2,031,635

Semiconductors - 1.2%
NVIDIA Corp. (b)		8,652	942,376

Software - 17.3%
MicroStrategy, Inc. - Class A (a)(b)		37,056	14,085,356
TOTAL COMMON STOCKS (Cost $68,013,497)			60,670,719

PURCHASED OPTIONS - 8.6%(a)(d)(e)	Notional Amount	Contracts
Call Options - 8.6%			$–
Bitdeer Technologies Group, Expiration: 05/09/2025; Exercise Price: $12.00	$1,806,816	1,888	18,880
Block, Inc., Expiration: 05/02/2025; Exercise Price: $65.00	818,580	140	11,620
Cleanspark, Inc.		–	$–
Expiration: 05/02/2025; Exercise Price: $5.00	1,258,180	1,540	477,400
Expiration: 05/09/2025; Exercise Price: $10.50	7,217,378	8,834	75,089
Coinbase Global, Inc.,		–	$–
Expiration: 05/02/2025; Exercise Price: $150.00	4,098,378	202	1,075,650
Expiration: 05/02/2025; Exercise Price: $225.00	12,234,267	603	11,457
Core Scientific, Inc.		–	$–
Expiration: 05/02/2025; Exercise Price: $5.00	1,053,000	1,300	384,150
Expiration: 05/09/2025; Exercise Price: $10.50	4,603,230	5,683	31,257
GameStop Corp., Expiration: 05/02/2025; Exercise Price: $35.00	2,028,208	728	2,912
Hut 8 Corp., Expiration: 05/09/2025; Exercise Price: $15.50	3,445,569	2,799	27,990
iShares Bitcoin Trust ETF, Expiration: 05/02/2025; Exercise Price: $37.00	4,655,370	870	1,437,675
MARA Holdings, Inc.,		–	$–
Expiration: 05/02/2025; Exercise Price: $10.00	3,609,900	2,700	904,500
Expiration: 05/09/2025; Exercise Price: $18.50	6,943,041	5,193	31,158
MBTX, Expiration: 05/16/2025; Exercise Price: $250.00	7,644,098	343	48,020
MercadoLibre, Inc.		–	$–
Expiration: 05/02/2025; Exercise Price: $1,900.00	932,340	4	172,820
Expiration: 05/09/2025; Exercise Price: $2,440.00	4,428,615	19	104,310
MicroStrategy, Inc.,		–	$–
Expiration: 05/02/2025; Exercise Price: $230.00	4,941,430	130	1,951,950
Expiration: 05/02/2025; Exercise Price: $427.50	18,967,489	499	19,461
NU Holdings Ltd./Cayman Islands, Expiration: 05/09/2025; Exercise Price: $13.50	3,955,226	3,182	7,955
Riot Platforms, Inc.		–	$–
Expiration: 05/02/2025; Exercise Price: $5.00	796,400	1,100	254,100
Expiration: 05/02/2025; Exercise Price: $8.50	4,229,608	5,842	20,447
Robinhood Markets, Inc., Expiration: 05/02/2025; Exercise Price: $60.00	1,262,127	257	8,224
TOTAL PURCHASED OPTIONS (Cost $7,233,429)			7,077,025

EXCHANGE TRADED FUNDS - 4.9%		Shares
iShares Bitcoin Trust ETF (a)(b)		74,718	3,998,160
TOTAL EXCHANGE TRADED FUNDS (Cost $3,876,041)			3,998,160

SHORT-TERM INVESTMENTS - 11.7%
Money Market Funds - 11.7%
First American Government Obligations Fund - Class X, 4.25% (f)		9,523,070	9,523,070
TOTAL SHORT-TERM INVESTMENTS (Cost $9,523,070)			9,523,070

TOTAL INVESTMENTS - 99.5% (Cost $88,646,037)			81,268,974
Other Assets in Excess of Liabilities - 0.5%			384,312
TOTAL NET ASSETS - 100.0%			$81,653,286
two			–%
Percentages are stated as a percent of net assets.			–%

ADR - American Depositary Receipt

(a)	Non-income producing security.
(b)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)	Exchange-traded.
(e)	100 shares per contract.
(f)	The rate shown represents the 7-day annualized effective yield as of April 30, 2025.

YieldMax Crypto Industry & Tech Portfolio Option Income ETF
Schedule of Written Options
April 30, 2025 (Unaudited)

WRITTEN OPTIONS - (2.5)%(a)(b)	Notional Amount	Contracts	Value
Call Options - (2.5)%
Bitdeer Technologies Group, Expiration: 05/09/2025; Exercise Price: $11.00	$(1,806,816)	(1,888)	$(42,480)
Block, Inc., Expiration: 05/02/2025; Exercise Price: $58.00	(818,580)	(140)	(46,550)
Cipher Mining, Inc., Expiration: 05/09/2025; Exercise Price: $3.50	(669,465)	(2,349)	(18,792)
Cleanspark, Inc., Expiration: 05/09/2025; Exercise Price: $9.00	(7,217,378)	(8,834)	(238,518)
Coinbase Global, Inc., Expiration: 05/02/2025; Exercise Price: $207.50	(12,234,267)	(603)	(159,493)
Core Scientific, Inc., Expiration: 05/09/2025; Exercise Price: $9.00	(4,603,230)	(5,683)	(187,539)
GameStop Corp., Expiration: 05/02/2025; Exercise Price: $29.00	(2,028,208)	(728)	(13,104)
Hut 8 Corp., Expiration: 05/09/2025; Exercise Price: $13.50	(3,445,569)	(2,799)	(106,362)
iShares Bitcoin Trust ETF, Expiration: 05/09/2025; Exercise Price: $54.00	(636,769)	(119)	(13,090)
MARA Holdings, Inc., Expiration: 05/09/2025; Exercise Price: $15.50	(6,943,041)	(5,193)	(109,053)
MBTX, Expiration: 05/16/2025; Exercise Price: $225.00	(7,644,098)	(343)	(250,390)
MercadoLibre, Inc., Expiration: 05/09/2025; Exercise Price: $2,300.00	(4,428,615)	(19)	(230,660)
MicroStrategy, Inc., Expiration: 05/02/2025; Exercise Price: $387.50	(18,967,489)	(499)	(245,758)
NU Holdings Ltd./Cayman Islands, Expiration: 05/09/2025; Exercise Price: $12.50	(3,955,226)	(3,182)	(89,096)
NVIDIA Corp., Expiration: 05/02/2025; Exercise Price: $111.00	(914,928)	(84)	(9,114)
Opera Ltd., Expiration: 05/16/2025; Exercise Price: $17.50	(3,477,159)	(2,037)	(106,942)
Riot Platforms, Inc., Expiration: 05/02/2025; Exercise Price: $7.50	(4,229,608)	(5,842)	(108,077)
Robinhood Markets, Inc., Expiration: 05/02/2025; Exercise Price: $52.00	(1,262,127)	(257)	(45,361)
TOTAL WRITTEN OPTIONS (Premiums received $2,147,820)			$(2,020,379)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

Summary of Fair Value Disclosure as of April 30, 2025 (Unaudited)

YieldMax Crypto Industry & Tech Portfolio Option Income ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of April 30, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$60,670,719	$–	$–	$60,670,719
Purchased Options	–	7,077,025	–	7,077,025
Exchange Traded Funds	3,998,160	–	–	3,998,160
Money Market Funds	9,523,070	–	–	9,523,070
Total Investments	$74,191,949	$7,077,025	$–	$81,268,974

Liabilities:
Investments:
Written Options	$–	$(2,020,379)	$–	$(2,020,379)
Total Investments	$–	$(2,020,379)	$–	$(2,020,379)

Refer to the Schedule of Investments for further disaggregation of investment categories.